Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2024
Operating activities
Net loss from continuing operations		$ (183,228)	[1]	$ (59,045)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets		(38,477)	[2]	(134,588)
Changes in fair value of inventory and biological assets sold		57,671	[1]	80,741
Depreciation of property, plant and equipment		30,942	[2]	32,170
Amortization of intangible assets		693	[2]	901
Share-based compensation		10,764	[2]	12,717
Impairment of property, plant and equipment		14,069	[1]	4,244
Impairment of investment in associates		1,240	[2]	0
Impairment of intangible assets and goodwill		20,573	[2]	32,856
Net interest accrual and accretion		15,788	[2]	8,323
Interest and other income		(170)	[2]	(33)
Deferred tax recovery		(18,351)	[2]	(1,667)
Other (gains) losses		4,709	[2]	(29,091)
Foreign exchange (gain) loss		(1,277)	[2]	105
Deferred compensation amortization		1,903	[2]	3,807
Cash used by operating activities before changes in non-cash working capital and discontinued operations		(83,151)	[2]	(48,560)
Changes in non-cash working capital		(24,836)	[2]	(15,627)
Net cash used in operating activities from discontinued operations		(7,818)	[2]	(4,321)
Net cash used in operating activities		(115,805)	[2]	(68,508)
Investing activities
Proceeds from derivative asset and marketable securities		3,362	[2]	4,993
Purchase of property, plant and equipment and intangible assets		(9,327)	[2]	(16,956)
Proceeds from disposal of property, plant and equipment and assets held for sale		20,253	[2]	12,276
Acquisition of businesses, net of cash acquired		(38,790)	[2]	(2,539)
Payment of contingent consideration		0	[2]	(3,006)
Net cash used in investing activities from discontinued operations		(2,805)	[2]	(255)
Net cash used in investing activities		(27,307)	[2]	(5,487)
Financing activities
Proceeds from loans and borrowings		7,242	[2]	14,544
Repayment of loans and borrowings		(3,053)	[2]	(3,042)
Repayment of convertible debenture		(128,706)	[2]	(91,635)
Net payments of principal portion of lease liabilities		(5,025)	[2]	(5,627)
Shares issued for cash, net of issuance costs		73,187	[2]	37,926
Net cash used in financing activities from discontinued operations		(123)	[2]	(89)
Net cash used in financing activities		(56,478)	[2]	(47,923)
Effect of foreign exchange on cash and cash equivalents		11,654	[2]	297
Decrease in cash and cash equivalents		(187,936)	[2]	(121,621)
Increase (decrease) in restricted cash		(14,929)	[2]	118
Cash and cash equivalents, beginning of period	[2]	437,807		234,942
Cash and cash equivalents, end of period		$ 234,942	[2]	$ 113,439

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 11(b).